Segments Reporting (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure of geographical areas [line items]
Revenues	₪ 782,829	$ 225,794	₪ 126,019	[1]	₪ 200,078	[1]
Other [Member]
Disclosure of geographical areas [line items]
Revenues					6,712
East and central Europe [Member]
Disclosure of geographical areas [line items]
Revenues	814,826		192,436		133,631
East and central Europe [Member] | Poland [Member]
Disclosure of geographical areas [line items]
Revenues	514,291		76,724		71,219
East and central Europe [Member] | Czech Republic [Member]
Disclosure of geographical areas [line items]
Revenues			43,519		9,240
East and central Europe [Member] | Romania [Member]
Disclosure of geographical areas [line items]
Revenues	36,538		2,898		45,217
East and central Europe [Member] | Serbia [Member]
Disclosure of geographical areas [line items]
Revenues	246,534		68,165		3,832
East and central Europe [Member] | Other [Member]
Disclosure of geographical areas [line items]
Revenues	17,463		1,130		4,123
India [Member]
Disclosure of geographical areas [line items]
Revenues					₪ 150,296

[1]	Reclassified (discontinued operations). Refer to Note 19.